June 27, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Maxim Series Fund, Inc.
Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 115 (“Amendment No. 115”) to the above referenced registration statement filed on behalf of Maxim Series Fund, Inc. (the “Fund”) pursuant to Rule 485(a)(1) under the Securities Act of 1933 (the “1933 Act”). Amendment No. 115 relates solely to one series of the Fund, Maxim Putnam High Yield Bond Portfolio (the “Portfolio”).

1. Summary of Changes

The purpose of Amendment No. 115 is to update the Portfolio’s prospectus to reflect: (i) the addition of Class L shares to the Portfolio, and (ii) updated disclosure of the Portfolio’s principal investment strategies. Specifically, disclosure changes made in Amendment No. 115 include:

(1)	changing “total assets” to “net assets” in the Portfolio’s 80% investment policy consistent with the Fund’s Rule 35d-1 policy (as disclosed in the Statement of Additional Information);

(2)

updating disclosure of the types of high yield/high risk securities in which the Portfolio may invest, including restricted securities under Rule 144A under the 1933 Act (consistent with the Portfolio’s benchmark index);

(3)

stating the Portfolio’s illiquid securities policy (as disclosed in the Statement of Additional Information) and revising “liquidity risk” disclosure to include bank loans in addition to fixed income securities;

(4)

adding disclosure to reflect that investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment; and

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111

Securities and Exchange Commission

June 27, 2011

(5)	adding references throughout the prospectus to Class L shares.

2. Procedural Matters

To assist the Commission staff, we are delivering a courtesy copy of Amendment No. 115, which is marked to reflect changes made in the Portfolio’s prospectus since Post-Effective Amendment No. 110, filed on April 25, 2011, to Mr. Jason Fox in the Office of Insurance Products.

Please direct any question or comment regarding Amendment No. 115 to me at (303) 737-4675, or to Ann Furman or Chip Lunde at Jorden Burt LLP, at (202) 965-8130 and (202) 965-8139, respectively.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Assistant Vice President, Counsel & Secretary

Maxim Series Fund, Inc.

Enclosures

cc:	Mr. Jason Fox, Office of Insurance Products, Division of Investment Management

Ann B. Furman, Esq.

Chip Lunde, Esq.

Maxim Series Fund, Inc.

8515 East Orchard Road

Greenwood Village, Colorado 80111